UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-02631

Chestnut Street Exchange Fund
 (Exact name of registrant as specified in charter)

223 Wilmington West Chester Pike, Suite 216
Chadds Ford, PA 19137
 (Address of principal executive offices) (Zip code)

Frederick C. Teufel, Jr.
Chestnut Street Exchange Fund
223 Wilmington West Chester Pike, Suite 216
Chadds Ford, PA 19137
 (Name and address of agent for service)

1-866-311-7541
Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period:  June 30, 2023

Item 1. Reports to Stockholders.

(a)

CHESTNUT STREET EXCHANGE FUND

(A California Limited Partnership)

(Unaudited)

July 28, 2023

Fellow Partner:

Enclosed is the Semi-Annual Report of Chestnut Street Exchange Fund (“Fund”) for the six-month period ended June 30, 2023.

Our Fund earned $6.96 per share of net investment income for a share outstanding throughout the first half of 2023, compared to $6.39 per share earned in the same period of 2022. Dividend income was decreased by $135,800 from the same period in 2022. Expenses were decreased in the first half of 2023.

After providing for the June 30, 2023 distribution, the net asset value per partnership share at June 30, 2023 was $946.37. The net asset value at March 31, 2023, the date of our last report, was $887.92.

Commentary on market conditions and a comparison of our Fund’s performance to the S&P® 500 Index and the Dow Jones Industrial AverageTM Index will be found in the accompanying Investment Adviser’s Report.

Much of our current shareholder base is composed of shares that have been assigned from the original, 1976 base. By itself, this is an indication of shareholder satisfaction and, more recently, I have received encouraging calls which serve as a reminder.

For additional information regarding the process of assigning Fund shares, please refer to the Fund’s prospectus, which may be obtained, without charge, by writing the Fund at c/o Vigilant Compliance, LLC, 223 Wilmington West Chester Pike, Chadds Ford, Suite 216, PA 19137 or by calling toll-free at (866) 311-7541.

Your comments or questions concerning Chestnut Street Exchange Fund are welcomed.

Yours sincerely,

David R. Wilmerding, Jr.

CHESTNUT STREET EXCHANGE FUND

(A California Limited Partnership)

INVESTMENT ADVISER’S REPORT

(Unaudited)

Portfolio Review

Summary

U.S. equity markets advanced during the first half of the year, resulting in a gain for the S&P 500® Index (“S&P 500”) of 16.89% for the six months ended June 30, 2023. Growth stocks, as measured by the S&P 500® Growth Index, returned 21.24%, while value stocks, as measured by the S&P 500® Value Index, returned 12.13% during the same period. Small company stocks, as measured by the Russell 2000 Index, returned 8.06%, and global stocks, as represented by the MSCI World Stock Index, produced a 15.44% return during the first six months of the year.

The rise in equity markets across the globe in the first half of the year was a direct consequence of the absence of anticipated declines in consumer spending and economic growth. In the U.S., the stock market rally also hinged on the strength of a handful of technology companies, the new promise of artificial intelligence (AI), and encouraging corporate earnings – overall, down only slightly from a year ago.

At the same time, bond yields stabilized as the Federal Reserve paused 15 months of interest rate hikes in May. This stability was largely due to lower inflation; after peaking at more than 9% last summer, U.S. inflation ended the quarter at 3%.

At the start of 2023, economists seemed to agree that a recession was approaching in the second half of the year. The massive boost in industrial production and capital spending brought on by the COVID stimulus faded by 2023, as these metrics suddenly showed exceptionally low readings after over a year of exceptionally high readings. These gyrations lower immediately led to many articles of gloom and doom.

However, what appeared to be the most telegraphed recession in history has yet to occur, as unemployment remains low, wage gains remain strong, and consumer spending is at higher levels than a year ago.

Performance Attribution

During the first half of 2023, the portfolio returned 10.32%, underperforming its benchmark index, the S&P 500, which returned 16.89% during the same period.

Underperformance during the period came primarily from the communication services and consumer discretionary sectors. Walt Disney Co. underperformed not only its sector but also the broader index as higher costs related to its streaming service segment continued to drag down the overall profitability of the company, while Home Depot Inc. and Nike Inc. both underperformed their sector and the index overall. The Fund’s heavier weightings in Union Pacific Corp. and Air Products & Chemicals, Inc. also detracted from performance during the first half of the year.

In the consumer staples sector, the Fund outperformed, as Walmart Inc. and Mondelez International Inc. both outperformed their sector. Despite more revenue from lower-margin grocery items, Walmart Inc. realized more sales from higher income consumers than in the past, signaling that the inflationary environment may be changing consumer behavior. In the financial sector, both Moody’s Corp. and JPMorgan Chase & Co. outperformed their sector. Moody’s Corp. benefitted from continued strength in its analytics segment and renewed debt issuance from corporations despite higher interest rates, while JPMorgan Chase & Co. benefitted from the broader U.S. banking stress, which drove new depositors to the bank in the first half of the year.

CHESTNUT STREET EXCHANGE FUND

(A California Limited Partnership)

INVESTMENT ADVISER’S REPORT (Continued)

(Unaudited)

Portfolio Review (concluded)

Outlook

Various data points in the economy are pointing to conflicting conclusions regarding the outlook for consumer and corporate spending. ISM manufacturing data is hitting low points, yet non-residential construction spending is accelerating. In the residential real estate market, affordability has plummeted with higher mortgage rates, yet prices have not meaningfully declined due to continued low supply. In addition, declining consumer savings coupled with sizeable wage growth does not help in clarifying consumer spending strength.

As of June 2023, many technology stocks are sitting at elevated valuations, as investors expect any future recession to have limited impact on their earnings growth. However, as the Federal Reserve looks to possibly increase interest rates slightly during the second half of the year to continue to cool down the economy and inflation, these valuations will have to be supported by significant earnings growth to justify the stocks’ lofty prices.

Any opinions expressed are those of Mitchell Sinkler & Starr, Inc. as of the date of this report and are subject to change based on changes in market or economic conditions. The performance data represents past performance, and the principal value and investment return will fluctuate so that an investor’s shares, when redeemed may be worth more or less than their original cost. Past performance is not a guarantee of future results. Please call 1-866-311-7541 for the most recent month-end performance. In addition, the data does not reflect the deduction of taxes that a shareholder would pay on distributions or redemption of Fund shares. There is no guarantee that forecasts made herein will come to pass. The comments should not be construed as a recommendation for any individual holdings or market sectors. Information and opinions are derived from proprietary and non-proprietary sources deemed by Mitchell Sinkler & Starr, Inc. to be reliable. We cannot guarantee the accuracy of such information, assure its completeness, or warrant that such information will not be changed without notice. Reliance upon information in this report is at the sole discretion of the reader.

CHESTNUT STREET EXCHANGE FUND

(A California Limited Partnership)

PERFORMANCE COMPARISON

June 30, 2023

(Unaudited)

The performance data represents past performance and the principal value and investment return will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Past performance is no guarantee of future results. Current performance may be higher or lower than the return shown. Please call toll-free (866) 311-7541 for the most recent month-end performance.

The performance quoted reflects fee waivers in effect and would have been lower in their absence. In addition, the data does not reflect the deduction of taxes that a shareholder would pay on distributions or redemption of Fund shares.

For the Periods Ended June 30, 2023

	Average Annual Total Returns
				Since
	1 Year	5 Year	10 Year	Inception(1)
Chestnut Street Exchange Fund	16.13%	8.98%	9.72%	10.74%
S&P 500® Index	19.59%	12.31%	12.86%	11.36%
Dow Jones Industrial AverageTM Index	14.23%	9.59%	11.26%	11.09%

(1)	Cumulative since inception total returns were 11,409.63%, 14,798.19% and 13,200.17% for the Chestnut Street Exchange Fund, the S&P 500® Index and the Dow Jones Industrial Average™ Index, respectively, for the period December 29, 1976 (inception date of the Fund) to June 30, 2023.

CHESTNUT STREET EXCHANGE FUND

(A California Limited Partnership)

FUND EXPENSE EXAMPLE

(Unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. The example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period from January 1, 2023 through June 30, 2023, and held for the entire period.

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘’Expenses Paid During Six Months Ended June 30, 2023’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the accompanying table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the accompanying table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

			Expenses
	Beginning	Ending	Paid During
	Account Value	Account Value	Six Months Ended
	January 1, 2023	June 30, 2023	June 30, 2023*
Actual	$1,000.00	$1,103.20	$2.66
Hypothetical †
(5% return before expenses)	$1,000.00	$1,022.27	$2.56

*	Expenses are equal to the Fund’s annualized six-month expense ratio of 0.51%, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365 to reflect the one-half year period. The Fund’s ending account value on the first line of the table is based on the actual total return of 10.32% for the six-month period ended June 30, 2023.

†	Hypothetical expenses are based on the Fund’s actual annualized six-month expense ratio and an assumed rate of return of 5% per year before expenses.

CHESTNUT STREET EXCHANGE FUND

(A California Limited Partnership)

PORTFOLIO HOLDINGS SUMMARY TABLE

June 30, 2023

(Unaudited)

	% of Net
Security Type/Industry	Assets	Value
COMMON STOCK
Software & Services	12.9%	$22,039,012
Media & Entertainment	10.3%	17,550,481
Pharmaceuticals & Biotechnology	8.7%	14,882,045
Materials	8.4%	14,299,319
Banks	8.0%	13,652,198
Technology, Hardware & Equipment	6.7%	11,391,876
Diversified Financials	6.2%	10,503,230
Transportation	6.2%	10,502,122
Capital Goods	6.1%	10,398,338
Health Care Equipment & Services	5.8%	9,899,761
Food, Beverage & Tobacco	4.8%	8,188,271
Energy	4.7%	7,959,491
Retailing	4.3%	7,265,212
Semiconductors	3.1%	5,280,912
Food & Staples Retailing	1.4%	2,349,998
Consumer Durables & Apparel	1.1%	1,907,966
Other Assets in Excess of Liabilities	1.3%	2,182,019
Net Assets	100.0%	$170,252,251

CHESTNUT STREET EXCHANGE FUND

(A California Limited Partnership)

SCHEDULE OF INVESTMENTS

June 30, 2023

(Unaudited)

	Shares	Value
COMMON STOCKS: 98.7%
BANKS: 8.%
Bank of America Corp.	39,255	$1,126,226
JPMorgan Chase & Co.	69,948	10,173,237
Wells Fargo & Co.	55,125	2,352,735
		13,652,198
CAPITAL GOODS: 6.1%
3M Co.	18,556	1,857,270
Emerson Electric Co.	80,229	7,251,899
General Electric Co.	9,415	1,034,238
GE Healthcare Technologies, Inc.	3,138	254,931
		10,398,338

CONSUMER DURABLES & APPAREL: 1.1%
NIKE, Inc.	17,287	1,907,966
		1,907,966

DIVERSIFIED FINANCIALS: 6.2%
Moody’s Corp.	30,206	10,503,230
		10,503,230

ENERGY: 4.7%
Exxon Mobil Corp.	47,783	5,124,727
Schlumberger Ltd. ^	57,711	2,834,764
		7,959,491

FOOD & STAPLES RETAILING: 1.4%
Walmart, Inc.	14,951	2,349,998
		2,349,998

FOOD, BEVERAGE & TOBACCO: 4.8%
Altria Group, Inc.	12,580	569,874
Kraft Heinz Co.	2,941	104,406
Mondelez International, Inc.	8,737	637,277
PepsiCo, Inc.	30,497	5,648,654
Philip Morris International, Inc.	12,580	1,228,060
		8,188,271
HEALTH CARE EQUIPMENT & SERVICES: 5.8%
Abbott Laboratories	89,853	9,795,774
Neogen Corp. *	4,781	103,987
		9,899,761

MATERIALS: 8.4%
Air Products and Chemicals, Inc.	34,300	10,273,879
Cabot Corp.	60,180	4,025,440
		14,299,319

MEDIA & ENTERTAINMENT: 10.3%
Alphabet, Inc. Class A*	42,416	5,077,195
Comcast Corp. Class A	154,346	6,413,076
Paramount Global	41,580	661,538
Walt Disney Co. *	60,469	5,398,672
		17,550,481

PHARMACEUTICALS & BIOTECHNOLOGY: 8.7%
Johnson & Johnson	47,126	7,800,296
Merck & Co., Inc.	60,285	6,956,286
Organon & Co.	6,029	125,463
		14,882,045

RETAILING: 4.3%
Amazon.com, Inc.*	16,666	2,172,580
Home Depot, Inc.	16,394	5,092,632
		7,265,212

See Accompanying Notes to Financial Statements.

CHESTNUT STREET EXCHANGE FUND

(A California Limited Partnership)

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2023

(Unaudited)

	Shares	Value
SEMICONDUCTORS: 3.1%
Intel Corp.	157,922	$5,280,912
		5,280,912
SOFTWARE & SERVICES: 12.9%
Check Point Software Technologies Ltd. *^	31,774	3,991,450
Microsoft Corp.	35,666	12,145,700
Oracle Corp.	49,558	5,901,862
		22,039,012

TECHNOLOGY, HARDWARE & EQUIPMENT: 6.7%
Apple, Inc.	53,471	10,371,770
Cisco Systems, Inc.	19,716	1,020,106
		11,391,876

TRANSPORTATION: 6.2%
Union Pacific Corp.	51,325	10,502,122
		10,502,122
Total Common Stocks
(Cost: $19,961,234)		168,070,232

TOTAL INVESTMENT IN SECURITIES
(Cost: $19,961,234)	98.7%	168,070,232
Other assets	3.2%	2,807,759
Other liabilities	(01.9)%	(625,740)
NET ASSETS
(Applicable to 179,900 partnership shares outstanding)	100.0%	$170,252,251
Net Asset Value Per Share		$946.37

Net assets applicable to shares owned by:
Limited partners
(179,867 shares)		$170,221,021
Managing general partners
(33 shares)		31,230
NET ASSETS		$170,252,251

*	Non-Income Producing
^	Foreign Issued Security

For purposes of this report, the securities in the portfolio have been organized by their respective Global Industry Classification Standard (GICS®) code. GICS® was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

See Accompanying Notes to Financial Statements.

CHESTNUT STREET EXCHANGE FUND

(A California Limited Partnership)

SCHEDULE OF INVESTMENTS (Concluded)

June 30, 2023

(Unaudited)

Fair Value Measurements. The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

● Level 1 —	quoted prices in active markets for identical securities
● Level 2 —	other significant observable inputs (including quoted prices for identical securities in inactive markets and for similar securities, interest rates, prepayment speeds, credit risk, etc.)
● Level 3 —	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of inputs used, as of June 30, 2023, in valuing the Fund’s investments carried at value:

			Level 2	Level 3
	Total Value at	Level 1	Significant	Significant
	June 30,	Quoted	Observable	Unobservable
	2023	Price	Inputs	Inputs
Investments in Common Stocks*	$168,070,232	$168,070,232	$—	$—

*	See details of industry breakout in the Schedule of Investments.

At the end of each calendar quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the reporting period. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each Level within the three-tier hierarchy are disclosed when the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

See Accompanying Notes to Financial Statements.

CHESTNUT STREET EXCHANGE FUND

(A California Limited Partnership)

STATEMENT OF ASSETS & LIABILITIES

June 30, 2023

(Unaudited)

Assets
Investments in securities, at value (cost $19,961,234)	$168,070,232
Cash	2,623,624
Dividends receivable	157,583
Interest receivable	10,095
Prepaid expenses	16,457
Total assets	170,877,991

Liabilities
Payable for distributions	521,783
Payable for Fund shares redeemed	345
Accrued advisory fees	14,065
Accrued administration and accounting fees	29,414
Accrued partners’ compensation	11,598
Accrued expenses and other liabilities	48,535
Total liabilities	625,740
Net Assets	$170,252,251

Net Assets consisted of:
Other capital - paid-in or reinvested	$13,989,526
Distributable earnings	156,262,725
Net Assets (Applicable to 179,900 partnership shares outstanding)	$170,252,251
Net Asset Value offering and redemption price per share (170,252,251 / 179,900 shares)	$946.37

Net Assets applicable to shares owned by:
Limited partners (179,867 shares)	$170,221,021
Managing general partners (33 shares)	31,230
Net Assets (179,900 shares)	$170,252,251

See Accompanying Notes to Financial Statements.

CHESTNUT STREET EXCHANGE FUND

(A California Limited Partnership)

STATEMENT OF OPERATIONS
Six Months Ended June 30, 2023
(Unaudited)

Investment Income
Dividends		$1,672,490
Interest		50,768
Total investment income		1,723,258
Expenses
Legal fees (Note C)		121,391
Administration and accounting fees (Note C)		88,491
Investment advisory services (Note C)		82,707
Officer’s salary and expenses		40,465
Managing general partners’ compensation (Note C)		23,349
Transfer agent fees		21,722
Insurance		12,217
Audit fees		12,127
Custodian fees		9,683
Other fees and expenses		6,991
Printing		5,611
Total expenses		424,754
Net investment income		1,298,504

Net realized and unrealized gain on investments
Net realized gain from securities transactions: distributed on redemption of partnership shares		6,855,224
Unrealized appreciation on investments
Beginning of period	$139,748,111
End of period	148,108,997
Net change in unrealized appreciation		8,360,886
Net realized and unrealized gain from investments		15,216,110
Net increase in net assets resulting from operations		$16,514,614

See Accompanying Notes to Financial Statements.

CHESTNUT STREET EXCHANGE FUND

(A California Limited Partnership)

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022
Increase/(Decrease) in net assets
Operations:
Net investment income	$1,298,504	$2,789,923
Net realized gain from securities transactions: distributed on redemption of partnership shares	6,855,224	16,992,331
Net change in unrealized appreciation on investments	8,360,886	(49,909,718)
Net increase/(decrease) in net assets resulting from operations	16,514,614	(30,127,464)
Distributions to partners from:
Total distributable earnings	(1,109,993)	(2,790,343)
Capital share transactions(5):
Net asset value of 57(1) and 135(2) shares issued in lieu of cash distributions, respectively	52,608	116,391
Cost of 7,553(3) and 21,096(4) shares repurchased, respectively	(7,022,479)	(18,907,671)
Net decrease in net assets from capital share transactions	(6,969,871)	(18,791,280)
Total net increase/(decrease) in net assets	8,434,750	(51,709,087)
Net assets:
Beginning of period	161,817,501	213,526,588
End of period	$170,252,251	$161,817,501

(1)	Includes 57 Limited partners’ shares and 0 Managing general partners’ shares.
(2)	Includes 135 Limited partners’ shares and 0 Managing general partners’ shares.
(3)	Includes 7,553 Limited partners’ shares and 0 Managing general partners’ shares.
(4)	Includes 21,096 Limited partners’ shares and 0 Managing general partners’ shares.
(5)	On May 3, 2022, Gordon Keen retired from his position as Managing General Partner. His 10 shares held were transferred from Managing General Partner shares to Limited Partner shares.

See Accompanying Notes to Financial Statements.

CHESTNUT STREET EXCHANGE FUND

(A California Limited Partnership)

FINANCIAL HIGHLIGHTS

(For a Share of the Fund Outstanding Throughout Each Period)

	Six Months
	Ended	Year Ended December 31,
	June 30,
	2023*	2022	2021	2020	2019	2018
	(Unaudited)
Net Asset Value,
Beginning of Period	$863.50	$1,024.81	$860.00	$796.22	$619.69	$674.84

Income From Investment Operations:
Net investment income (a)	6.96	13.65	10.66	9.51	11.82	11.77
Net gain (loss) on securities
(both realized and unrealized)	81.91	(160.85)	165.24	63.81	176.53	(55.15)
Total from Investment Operations	88.87	(147.20)	175.90	73.32	188.35	(43.38)

Less Distributions:
From net investment income	(6.00)	(14.11)	(11.09)	(9.54)	(11.82)	(11.77)

Net Asset Value, End of Period	$946.37	$863.50	$1,024.81	$860.00	$796.22	$619.69

Total Return	10.32%	(14.34)%	20.54%	9.39%	30.66%	(6.43)%

Ratios/Supplemental Data:
Net Assets, End of Period (000’s) ..	$170,252	$161,818	$213,527	$209,441	$201,079	$164,376
Ratios to average net assets:
Expenses
Including waivers	0.51%	0.47%	0.56%	0.81%	0.66%	0.58%
Excluding waivers	0.51%	0.47%	0.57%	0.83%	0.68%	0.59%
Net investment income	1.57%	1.53%	1.11%	1.26%	1.62%	1.69%
Portfolio Turnover Rate	0.00%	0.00%	0.00%	0.00%	0.89%	0.94%

(a)	Net Investment Income per share is based on average shares outstanding.

* All ratios have been annualized except total return and portfolio turnover rate.

See Accompanying Notes to Financial Statements.

CHESTNUT STREET EXCHANGE FUND

(A California Limited Partnership)

NOTES TO FINANCIAL STATEMENTS

June 30, 2023

(Unaudited)

(A)	ORGANIZATION

Chestnut Street Exchange Fund (the “Fund”), a California Limited Partnership, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified open-end investment management company. The Fund’s investment objective is to seek long- term growth of capital and, secondarily, current income. Effective January 1, 1998, the Fund changed its status for tax purposes from a partnership to a regulated investment company. The change resulted from the enactment of the “Publicly Traded Partnership” rules to the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”) in 1987 which first applied to the Fund after 1997. The Fund is an investment company and therefore follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

(B)	SIGNIFICANT ACCOUNTING PRINCIPLES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuations

Securities listed or traded on an exchange are valued generally at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, valued at the closing bid price on that day. Each security reported on the NASDAQ Stock Market, Inc. is valued at the NASDAQ Official Close Price. Securities for which market quotations are not readily available or are believed to be unreliable are valued at fair value as determined in good faith in accordance with Rule 2a-5 under the 1940 Act. The Fund adopted valuation policies and procedures conforming to the new rules and designated Mitchell Sinkler & Starr, Inc. as valuation designee for the Fund’s holdings, effective September 8, 2022. Short-term obligations having 60 days or less to maturity are valued at amortized cost which approximates market value.

Securities Transactions and Investment Income

Securities transactions are accounted for on a trade date basis. Realized gains and losses on sales and redemptions in-kind are computed on the basis of specific identification for both financial reporting and income tax purposes. For securities exchanged into the Fund at the Fund’s inception in 1976, the cost for financial reporting purposes is the value of those securities as used in the exchange. The cost, for income tax purposes, of securities exchanged into the Fund is the tax basis of the individual investor. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income are recorded at fair value of the security received.

Distributions

Distributions from net investment income are paid quarterly and recorded on the ex-dividend date. Distributions of capital gains, if any, are paid annually and recorded on the ex-dividend date.

Federal Income Taxes

The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income which is distributed to shareholders. The Fund currently intends to retain all of its net long-term capital gains and pay the income tax at the applicable corporate income tax rate. The Fund may change this policy at any time and distribute up to all of its net long-term gains to shareholders.

For the years 2021 and 2022, the Fund did not distribute net long-term capital gains, and did not retain any gains. As such, the Fund did not pay any tax at the corporate income tax rate.

During the year ended December 31, 2022, the Fund utilized no capital loss carryover from prior years and has no capital loss carryover as of December 31, 2022.

Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2019—2022) and has concluded that no provision for federal income tax is required in the Fund’s financial statements, except as noted above. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

At December 31, 2022, the federal tax cost, aggregate gross unrealized appreciation and depreciation of securities held by the Fund were as follows:

Federal tax cost	$20,094,349
Gross unrealized appreciation	139,799,084
Gross unrealized depreciation	(50,973)
Net unrealized appreciation	$139,748,111

The difference between book basis and tax basis of investments is attributable to the use of the individual partners’ tax basis for those securities contributed to the Fund at its inception, as required by law.

Recent Accounting Pronouncements

In October 2022, the Securities and Exchange Commission (the “SEC”) adopted a final rule relating to tailored shareholder reports for mutual funds and ETFs; and the fee information in investment company advertisements. The rule and form amendments will, among other things, require the Fund to transmit concise and visually engaging shareholder reports that highlight key information. The amendments will require that funds tag information in a structured data format and that certain more in-depth information be made available online, delivered free of charge upon request, and filed on a semi-annual basis on Form N-CSR. The amendments became effective January 24, 2023. There is an 18-month transition period after the effective date of the amendment.

(C)	INVESTMENT ADVISORY FEES, OTHER SERVICES AND TRANSACTIONS WITH AFFILIATES

The Advisory Agreement provides for a fee, computed daily and paid monthly at the annual rate of 0.10% of the Fund’s net assets. For the six months ended June 30, 2023, fees paid via the Advisory Agreement amounted to $82,707.

U.S. Bancorp Fund Services, doing business as U.S. Bank Global Fund Services serves as the Fund’s administrator, accounting agent, transfer agent and dividend disbursing agent. U.S. Bank, NA serves as the Fund’s custodian.

The Managing General Partners each receive a fixed fee as compensation for their services, fees for attending Board meetings and reimbursement of expenses incurred from attending Board meetings. In addition, the Chairman, President, Chief Financial Officer and Chief Compliance Officer receive additional payments for overseeing the Fund’s activities, plus reimbursements of related expenses. For the six months ended June 30, 2023, payments to or for the Managing General Partners, Chairman, President, Chief Financial Officer and Chief Compliance Officer amounted to $63,814.

Legal fees amounting to $121,391 for the six months ended June 30, 2023 were paid to Faegre Drinker Biddle & Reath LLP. A partner of the law firm is the Secretary of the Fund.

(D)	INVESTMENT TRANSACTIONS

There were no purchases and sales of investment securities (excluding short-term obligations and redemptions in-kind) for the six months ended June 30, 2023.

(E)	DISTRIBUTIONS TO SHAREHOLDERS

Net investment income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. The primary difference applicable to the Fund’s distributions is the requirement to pass through 40% of its aggregate expenses to the partners of the Fund. This is required because the Fund has fewer than 500 partners and does not continuously offer shares. The partners have treated this pass-through of expenses as a distribution of net investment income and a corresponding miscellaneous itemized deduction of investment expense; however, in tax years 2019 through 2025, as a result of the Tax Cuts and Jobs Act of 2017, the investment expenses are no longer deductible.

The tax character of distributions paid during 2022 and 2021 were as follows:

	2022	2021

Ordinary income	$2,790,343	$2,446,673
Distributed to partners	$2,790,343	$2,446,673

For federal income tax purposes, distributions of net investment income and short-term capital gains are treated as ordinary income dividends.

(F)	IN-KIND DISTRIBUTION OF SECURITIES

During the six months ended June 30, 2023, the Fund distributed portfolio securities in lieu of cash for most shareholder redemptions. The value of these redemptions in portfolio securities and cash redemptions were as follows:

	Value of the Redemptions		Net Realized Gain Included in Redemptions	Fund Shares Redeemed
Portfolio Securities	$6,989,878	*	$6,855,224	7,553
Cash	32,601		—	—
	$7,022,479		$6,855,224	7,553

*	Includes $1,561 in cash redeemed.

Net realized gains from these in-kind transactions are not taxable to the Fund. Such gains are not distributed to shareholders and will be reclassified to paid-in capital at the Fund’s fiscal year end. These transactions were completed following guidelines approved by the Managing General Partners.

(G)	INDEMNIFICATIONS

In the ordinary course of business, the Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is dependent on claims that may be made against the Fund in the future, and therefore, cannot be estimated. However, based on experience, the risk of material loss for such claims is considered remote.

(H)	TAX MATTERS

At December 31, 2022, the components of distributable earnings on a tax basis were as follows:

Undistributed net investment income	$—
Net realized gain	—
Net unrealized appreciation on investments	139,748,111
$139,748,111

(I)	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and determined that there were no subsequent events requiring disclosure.

CHESTNUT STREET EXCHANGE FUND

(A California Limited Partnership)

CHANGE IN INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM (UNAUDITED)

Effective March 13, 2023, BBD LLP (“BBD”) ceased to serve as the independent registered public accounting firm of the Chestnut Street Exchange Fund (the “Fund” or “Registrant”). The Audit Committee of the Board of Managing General Partners approved the replacement of BBD as a result of Cohen & Company, Ltd.’s (“Cohen”) acquisition of BBD’s investment management group.

The report of BBD on the financial statements of the Fund as of and for the fiscal years ended 2022 and 2021 did not contain an adverse opinion or a disclaimer of opinion, and were not qualified or modified as to uncertainties, audit scope or accounting principles. During the fiscal years ended 2022 and 2021, and during the subsequent interim period through March 13, 2023: (i) there were no disagreements between the Registrant and BBD on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of BBD, would have caused it to make reference to the subject matter of the disagreements in its report on the financial statements of the Fund for such years or interim period; and (ii) there were no “reportable events,” as defined in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934, as amended.

Effective April 26, 2023, the Audit Committee of the Board of Managing General Partners also recommended and approved the appointment of Cohen as the Fund’s independent registered public accounting firm for the fiscal year ending December 31, 2023.

During the fiscal years ended 2022 and 2021, and during the subsequent interim period through March 13, 2023, neither the Registrant, nor anyone acting on its behalf, consulted with Cohen on behalf of the Fund regarding the application of accounting principles to a specified transaction (either completed or proposed), the type of audit opinion that might be rendered on the Fund’s financial statements, or any matter that was either: (i) the subject of a “disagreement,” as defined in Item 304(a)(1)(iv) of Regulation S-K and the instructions thereto; or (ii) “reportable events,” as defined in Item 304(a)(1)(v) of Regulation S-K.

CHESTNUT STREET EXCHANGE FUND

(A California Limited Partnership)

ADDITIONAL INFORMATION

(Unaudited)

Proxy Voting

Policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities as well as information regarding how the Fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 are available without charge, upon request, by calling (866) 311-7541 and on the SEC website at http://www.sec.gov.

Quarterly Portfolio Schedule

The Fund files a complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended March 31 and September 30) on Part F of Form N-PORT. The Fund’s Part F of Form N-PORT is available on the SEC website at http://www.sec.gov.

MANAGING GENERAL PARTNERS

Langhorne B. Smith

Terry Wettergreen

David R. Wilmerding, Jr.

INVESTMENT ADVISER

Mitchell Sinkler & Starr, Inc.
Two Penn Center Plaza, Suite 1320
Philadelphia, PA 19102

ADMINISTRATOR

U.S. Bank Global Fund Services
615 East Michigan Street
Milwaukee, Wisconsin 53202

TRANSFER AGENT

U.S. Bank Global Fund Services
615 East Michigan Street
Milwaukee, Wisconsin 53202

Semi-Annual Report
June 30, 2023
(Unaudited)

Chestnut Street Exchange

Fund

223 Wilmington West Chester Pike, Suite 216
Chadds Ford, PA 19137
1-866-311-7541

(b)	Not applicable

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Managing General Partners.

Item 11. Controls and Procedures.

(a)
The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit.

Not applicable.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.

Not applicable.

     (4) Changes in the registrant’s independent public accountant.

Filed herewith.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002.

Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Chestnut Street Exchange Fund

By (Signature and Title)  /s/ Frederick C. Teufel, Jr.
                                                       Frederick C. Teufel, Jr., President & Chief Compliance Officer
                                                       (principal executive officer)

Date     9/6/2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)  /s/ Frederick C. Teufel, Jr.
                                                       Frederick C. Teufel, Jr., President & Chief Compliance Officer
                                                       (principal executive officer)

Date    9/6/2023

By (Signature and Title)  /s/ Frederick C. Teufel, Jr.
                                                       Frederick C. Teufel, Jr., Chief Financial Officer
                                                      (principal financial officer)

Date     9/6/2023